Net Assets - Schedule of Dividend Declarations and Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Sep. 30, 2023
Equity [Abstract]
Common shares outstanding (in shares)	26,133,510.522	26,072,695.096	26,012,927.600	26,133,510.522
Distribution declared (in dollars per share)	$ 0.21	$ 0.21	$ 0.21	$ 0.63
Total Dividends Declared	$ 5,488	$ 5,475	$ 5,463	$ 16,426